Investments in associates and joint ventures - Joint ventures (Details) € in Millions, $ in Millions, ₨ in Billions	12 Months Ended
	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2022 AUD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 AUD ($)	Mar. 31, 2021 INR (₨)	Sep. 30, 2019 EUR (€)
Investment in associates and joint arrangements
Investment in joint ventures	€ 3,781	€ 4,249
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	222	488	€ 246
Joint ventures [member]
Investment in associates and joint arrangements
Investment in joint ventures	3,781	4,249
Profit/(Loss) from continuing operations	€ (11)	€ (146)	(2,751)
TPG Telecom
Investment in associates and joint arrangements
Ownership interest in joint venture	25.05%	25.10%
Fair value of investments based on quoted share price	€ 1,902	€ 1,911		$ 2,818		$ 2,948
Remaining economic interest (as a percent)	49.90%
INWIT S.p.A.
Investment in associates and joint arrangements
Ownership interest in joint venture	33.20%	33.20%
Fair value of investments based on quoted share price	€ 3,238	€ 3,026
Investment in joint ventures	2,851	2,920
Profit/(Loss) from continuing operations	€ 27	€ 3
Indus Towers Limited
Investment in associates and joint arrangements
Ownership interest in joint venture	21.00%
Investment in joint ventures	€ 1,000
Profit/(Loss) from continuing operations			19
Vodafone Idea Limited
Investment in associates and joint arrangements
Ownership interest in joint venture	47.60%	44.40%
Fair value of investments based on quoted share price	€ 1,750	€ 1,373			₨ 148		₨ 118
Investment in joint ventures			0					€ 0
Profit/(Loss) from continuing operations			(2,546)
Group's unrecognized share of accumulated losses in joint venture	5,120	3,562
Other joint ventures
Investment in associates and joint arrangements
Investment in joint ventures	24	35
Profit/(Loss) from continuing operations	€ (14)	(15)	€ (125)
Indus Towers Limited
Investment in associates and joint arrangements
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		€ 274
Cornerstone Telecommunications Infrastructure Limited
Investment in associates and joint arrangements
Percentage of stake owned	50.00%	50.00%